Consolidated Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2025
XS7-NPRT3-1025
1.968013.111
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	1,088	1,791,000
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	72,700	16,997,588

TOTAL BELGIUM		16,997,588
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	333,415	4,321,394
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States) (e)	109,400	8,466,466
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	39,400	7,673,150
IT Services - 0.4%
Shopify Inc Class A (c)	346,090	48,883,780
TOTAL INFORMATION TECHNOLOGY		56,556,930

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	29,500	4,253,015
Barrick Mining Corp (e)	825,100	22,007,072
		26,260,087
TOTAL CANADA		95,604,877
CHINA - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	156,500	21,127,500
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	431,500	16,793,980
Trip.com Group Ltd ADR	50,800	3,746,500
		20,540,480
TOTAL CONSUMER DISCRETIONARY		41,667,980

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	570,188	1,043,444
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (c)	166,039	50,816,236
Zai Lab Ltd ADR (c)	98,500	3,260,350
		54,076,586
TOTAL CHINA		96,788,010
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	9,489	1,843,428
Zealand Pharma A/S (c)	261,500	17,925,949

TOTAL DENMARK		19,769,377
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	7,677,300	33,012,390
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	65,100	5,275,053
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	324	9,279
DNA Script SAS (b)(c)(d)	85	2,430
		11,709
TOTAL FRANCE		5,286,762
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	47,200	2,460,536
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	147,802	14,780,200
TOTAL GERMANY		17,240,736
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (e)	6,100	360,083
INDIA - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	2,843,600	10,142,623
MakeMyTrip Ltd (c)(e)	253,750	25,057,813
		35,200,436
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	811,718	12,514,321
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	361,022	25,690,326
Financial Services - 0.0%
Jio Financial Services Ltd	386,659	1,369,368
TOTAL FINANCIALS		27,059,694

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	646,600	3,437,191
TOTAL INDIA		78,211,642
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (c)	758,905	6,223,021
Pharmaceuticals - 0.0%
GH Research PLC (c)	417,165	5,631,728
TOTAL IRELAND		11,854,749
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)(e)	329,871	19,861,533
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (e)	20,400	905,760
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	65,668	89,965
TOTAL ISRAEL		20,857,258
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	9,745	618,515
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	602,800	15,209,979
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	151,800	4,683,029
Kioxia Holdings Corp (c)(e)	314,000	5,412,947
		10,095,976
TOTAL JAPAN		25,305,955
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	54,943	2,748,797
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	195,500	5,258,950
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	159,560	113,638,632
Merus NV (c)	31,500	2,073,960
		115,712,592
Pharmaceuticals - 0.0%
Pharvaris NV (c)	358,439	7,760,204
TOTAL HEALTH CARE		123,472,796

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	985	731,481
TOTAL NETHERLANDS		124,204,277
POLAND - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
CCC SA (c)(e)	227,300	10,411,497
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (c)(e)	2,015,206	90,845,486
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)	133,700	6,929,671
Idorsia Ltd (c)(e)	350,234	1,208,080
		8,137,751
Pharmaceuticals - 0.1%
Galderma Group AG	72,280	12,610,496
TOTAL HEALTH CARE		20,748,247

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	256,267
TOTAL SWITZERLAND		111,850,000
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	27,560	2,195,981
Taiwan Semiconductor Manufacturing Co Ltd ADR	129,968	30,005,712

TOTAL TAIWAN		32,201,693
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	298,600	16,222,560
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	1,828	1,877,850
TOTAL FINANCIALS		18,100,410

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (c)	290,870	9,371,831
TOTAL UNITED KINGDOM		27,472,241
UNITED STATES - 93.6%
Communication Services - 12.8%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	14,800	654,604
Entertainment - 2.2%
Electronic Arts Inc	2,754	473,550
Netflix Inc (c)	260,829	315,146,639
ROBLOX Corp Class A (c)	671,400	83,649,726
Roku Inc Class A (c)	107,376	10,368,227
Spotify Technology SA (c)	19,900	13,569,412
Walt Disney Co/The	7,576	896,847
		424,104,401
Interactive Media & Services - 10.3%
Alphabet Inc Class A	2,896,280	616,646,976
Alphabet Inc Class C	1,895,760	404,801,633
Epic Games Inc (b)(c)(d)	11,800	8,266,844
IAC Inc Class A (c)	6,300	230,706
Meta Platforms Inc Class A	1,213,530	896,434,611
Pinterest Inc Class A (c)	125,500	4,597,065
Reddit Inc Class A (c)	88,538	19,928,133
Reddit Inc Class B (c)	46,152	10,387,892
Snap Inc Class A (c)	685,503	4,894,491
		1,966,188,351
Media - 0.0%
Comcast Corp Class A	116,700	3,964,299
Trade Desk Inc (The) Class A (c)	62,100	3,394,386
		7,358,685
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	245,753	61,927,298
TOTAL COMMUNICATION SERVICES		2,460,233,339

Consumer Discretionary - 13.0%
Automobiles - 1.6%
Neutron Holdings Inc (b)(c)(d)	438,358	35,682
Rad Power Bikes Inc (b)(c)(d)	249,183	12,459
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	181,375	16,324
Rivian Automotive Inc Class A (c)(e)	157,019	2,130,748
Tesla Inc (c)	921,105	307,529,326
		309,724,539
Broadline Retail - 6.1%
Amazon.com Inc (c)	4,800,660	1,099,351,140
Etsy Inc (c)	14,381	762,337
Ollie's Bargain Outlet Holdings Inc (c)	613,237	77,782,981
		1,177,896,458
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	3,800	1,131,868
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	58,700	7,662,111
Booking Holdings Inc	12,172	68,151,637
Brinker International Inc (c)	101,500	15,831,970
Cava Group Inc (c)(e)	71,450	4,826,448
Chipotle Mexican Grill Inc (c)	483,150	20,359,941
DoorDash Inc Class A (c)	55,100	13,513,275
Dutch Bros Inc Class A (c)	3,400	244,221
Expedia Group Inc Class A	5,400	1,159,920
Hyatt Hotels Corp Class A (e)	3,683	531,383
Marriott International Inc/MD Class A1	88,650	23,745,789
McDonald's Corp	2,825	885,751
Shake Shack Inc Class A (c)	20,736	2,198,016
Sonder Holdings Inc Stage 1 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 2 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 3 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 4 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Starbucks Corp	163,753	14,441,377
Viking Holdings Ltd (c)	55,100	3,505,462
Wingstop Inc (e)	24,500	8,038,940
		185,096,241
Household Durables - 0.6%
DR Horton Inc	60,300	10,219,644
Garmin Ltd	129,000	31,194,780
Lennar Corp Class A	138,600	18,453,204
SharkNinja Inc (c)	226,600	26,503,136
Somnigroup International Inc	139,800	11,736,210
Toll Brothers Inc	58,300	8,103,700
		106,210,674
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	212,742	1,616,839
Specialty Retail - 2.4%
Carvana Co Class A (c)	91,000	33,844,720
Dick's Sporting Goods Inc	128,500	27,344,800
Fanatics Inc Class A (b)(c)(d)	180,405	11,017,333
Floor & Decor Holdings Inc Class A (c)	46,500	3,809,280
Home Depot Inc/The	308,577	125,519,866
Lowe's Cos Inc	174,473	45,024,502
Restoration Hardware Inc (c)	18,291	4,127,730
Revolve Group Inc Class A (c)(e)	521,423	11,664,233
Ross Stores Inc	40,300	5,930,548
TJX Cos Inc/The	702,372	95,951,039
Wayfair Inc Class A (c)(e)	1,229,720	91,737,112
		455,971,163
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp (c)	1,440,218	172,293,279
Lululemon Athletica Inc (c)	193,258	39,076,768
NIKE Inc Class B	287,254	22,224,842
Tory Burch LLC Class A (b)(c)(d)(f)	248,840	9,224,499
VF Corp (e)	125,200	1,894,276
		244,713,664
TOTAL CONSUMER DISCRETIONARY		2,482,361,446

Consumer Staples - 2.4%
Beverages - 0.7%
Celsius Holdings Inc (c)	22,500	1,414,800
Coca-Cola Co/The	1,243,407	85,782,649
Constellation Brands Inc Class A	7,500	1,214,550
Keurig Dr Pepper Inc	535,171	15,568,124
Monster Beverage Corp (c)	111,870	6,981,807
PepsiCo Inc	96,064	14,279,914
		125,241,844
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc Class A	204,400	3,977,624
Costco Wholesale Corp	106,894	100,835,248
Dollar Tree Inc (c)	8,300	906,111
Kroger Co/The	323,040	21,915,034
Maplebear Inc (c)	19,145	830,318
Target Corp	99,963	9,594,449
Walmart Inc	114,100	11,065,418
		149,124,202
Food Products - 0.0%
Archer-Daniels-Midland Co	1,500	93,960
Bunge Global SA	34,154	2,876,450
Hershey Co/The (e)	10,900	2,002,875
Mondelez International Inc	107,417	6,599,700
Simply Good Foods Co/The (c)	28,000	801,640
WK Kellogg Co (e)	44,300	1,015,356
		13,389,981
Household Products - 0.1%
Church & Dwight Co Inc	61,221	5,703,348
Clorox Co/The	10,000	1,182,000
Colgate-Palmolive Co	88,491	7,439,438
Procter & Gamble Co/The	76,678	12,041,514
		26,366,300
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	553,828	1,151,962
Beauty Health Co/The Class A (c)(e)	981,798	2,042,140
Kenvue Inc	207,500	4,297,325
		7,491,427
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	2,069,029	3,186,305
Philip Morris International Inc	851,500	142,311,195
		145,497,500
TOTAL CONSUMER STAPLES		467,111,254

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	81,900	3,718,260
Halliburton Co	19,900	452,327
		4,170,587
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	6,300	786,366
EQT Corp	160,000	8,294,400
Exxon Mobil Corp	4,200	480,018
Range Resources Corp	473,700	16,233,699
Valero Energy Corp	30,600	4,651,506
		30,445,989
TOTAL ENERGY		34,616,576

Financials - 4.6%
Banks - 0.5%
Bank of America Corp	781,017	39,628,803
JPMorgan Chase & Co	122,223	36,840,457
Wells Fargo & Co	328,800	27,020,783
		103,490,043
Capital Markets - 1.3%
Blackrock Inc	23,697	26,709,837
Coinbase Global Inc Class A (c)	46,500	14,161,109
Goldman Sachs Group Inc/The	29,750	22,171,188
Robinhood Markets Inc Class A (c)	1,777,900	184,954,937
		247,997,071
Consumer Finance - 0.1%
American Express Co	34,900	11,561,672
Financial Services - 2.7%
Apollo Global Management Inc	114,800	15,639,204
Block Inc Class A (c)	33,385	2,658,781
Chime Financial Inc (c)(e)	8,000	211,280
Mastercard Inc Class A	353,549	210,464,185
PayPal Holdings Inc (c)	3,827	268,617
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	16,498	6,269
Toast Inc Class A (c)	490,000	22,099,000
Visa Inc Class A	746,712	262,678,348
		514,025,684
TOTAL FINANCIALS		877,074,470

Health Care - 7.9%
Biotechnology - 4.7%
AbbVie Inc	120,749	25,405,590
Absci Corp (c)(e)	1,816,333	4,341,036
Akouos Inc (b)(c)	200,563	38,107
Alector Inc (c)	1,014,008	2,382,919
Alnylam Pharmaceuticals Inc (c)	363,331	162,230,925
Amgen Inc	92,304	26,556,784
Annexon Inc (c)	111,840	230,390
Antares Therapeutics Inc (b)	33,185	27,544
Apogee Therapeutics Inc (c)	445,436	16,200,507
Arcellx Inc (c)	180,800	12,545,712
ArriVent Biopharma Inc (c)	88,000	1,682,560
Arrowhead Pharmaceuticals Inc (c)	485,818	10,702,571
aTyr Pharma Inc (c)(e)	1,200,366	6,457,969
Avidity Biosciences Inc (c)	1,070,612	49,869,107
Beam Therapeutics Inc (c)	880,099	14,398,420
Biogen Inc (c)	1,242	164,217
Biohaven Ltd (c)(e)	42,200	649,458
Biomea Fusion Inc (c)(e)	701,002	1,366,954
Biomea Fusion Inc warrants 12/20/2026 (c)	140,800	42,129
Boundless Bio Inc (c)	257,016	287,858
CAMP4 Therapeutics Corp (e)	22,800	34,656
Candel Therapeutics Inc (c)	264,368	1,530,691
Caris Life Sciences Inc (g)	208,540	8,005,851
Caris Life Sciences Inc (c)	138,700	5,324,693
Cartesian Therapeutics Inc (c)	88,931	893,757
Cibus Inc Class A (c)(e)	618,739	829,110
Crescent Biopharma Inc (d)	69,195	996,408
Day One Biopharmaceuticals Inc (c)	222,500	1,670,975
Denali Therapeutics Inc (c)	339,700	5,187,219
Deverra Therapeutics (b)(c)(d)	20,487	0
Dianthus Therapeutics Inc (c)	272,284	6,417,734
Dyne Therapeutics Inc (c)	300,700	4,056,443
Exact Sciences Corp (c)	42,700	2,024,834
Foghorn Therapeutics Inc (c)(e)	360,012	1,821,661
Ideaya Biosciences Inc (c)(e)	1,154,900	28,352,795
Immunome Inc (c)(e)	710,097	6,753,022
Immunovant Inc (c)	1,223,959	17,979,958
Insmed Inc (c)	82,500	11,228,250
Ionis Pharmaceuticals Inc (c)(e)	2,145,777	91,485,202
Jade Biosciences Inc	142,886	1,128,799
Janux Therapeutics Inc (c)	391,408	8,892,790
Korro Bio Inc (c)(d)	16,996	392,268
Korro Bio Inc (c)(e)	13,657	315,203
Krystal Biotech Inc (c)	193,800	28,624,260
Kymera Therapeutics Inc (c)	417,300	17,192,760
Lexicon Pharmaceuticals Inc (c)(e)	3,190,318	3,509,350
Metsera Inc (c)(e)	842,205	29,721,414
Moderna Inc (c)	1,256,841	30,277,300
MoonLake Immunotherapeutics Class A (c)	232,265	12,948,774
Nurix Therapeutics Inc (c)	149,000	1,391,660
Nuvalent Inc Class A (c)	477,525	36,568,865
Odyssey Therapeutics Inc warrants (b)(c)	450,319	405,287
ORIC Pharmaceuticals Inc (c)	58,808	601,606
Oruka Therapeutics Inc (c)	78,239	1,157,937
Recursion Pharmaceuticals Inc Class A (c)(e)	223,500	1,050,450
Regeneron Pharmaceuticals Inc	21,621	12,555,315
Revolution Medicines Inc (c)(e)	658,102	24,988,133
Roivant Sciences Ltd (c)	5,084,700	60,660,471
Sana Biotechnology Inc (c)(e)	2,837,600	8,683,056
Scholar Rock Holding Corp (c)	946,647	30,908,025
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	44,550	1,131,765
Sigilon Therapeutics Inc rights (b)(c)	3,192	26,876
Spyre Therapeutics Inc (c)	444,004	7,321,626
Summit Therapeutics Inc (c)(e)	584,283	13,847,507
Taysha Gene Therapies Inc (c)	963,520	2,813,478
Tectonic Therapeutic Inc (c)(e)	190,922	4,876,148
UNITY Biotechnology Inc warrants 8/22/2027 (c)	700,000	6
Upstream Bio Inc	75,100	1,286,463
Vaxcyte Inc (c)	192,790	5,936,004
Vera Therapeutics Inc Class A (c)	139,482	3,018,390
Vertex Pharmaceuticals Inc (c)	42,493	16,615,613
		899,021,615
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	20,201	2,679,865
Blink Health LLC Class A1 (b)(c)(d)	28,770	1,046,940
Boston Scientific Corp (c)	84,300	8,893,650
Ceribell Inc (c)	55,400	655,382
Dexcom Inc (c)	83,284	6,274,617
GE HealthCare Technologies Inc	39,500	2,912,335
Inspire Medical Systems Inc (c)	4,150	388,814
Insulet Corp (c)	5,660	1,923,721
Intuitive Surgical Inc (c)	182,673	86,458,218
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,109	37,804
Novocure Ltd (c)	1,603,416	19,770,119
PROCEPT BioRobotics Corp (c)	428,762	17,223,370
		148,264,835
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	419,022	6,855,200
Cardinal Health Inc	38,900	5,787,542
CVS Health Corp	317,300	23,210,495
McKesson Corp	24,500	16,822,680
Omada Health Inc (g)	145,020	3,435,524
Omada Health Inc	31,500	746,235
Scorpion Therapeutics Inc (b)(d)	526,726	173,820
Scorpion Therapeutics Inc (b)(d)	526,726	4
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)(d)	526,726	294,967
		57,326,467
Health Care Technology - 0.0%
HeartFlow Inc (g)	85,921	2,706,512
HeartFlow Inc (e)	45,900	1,445,850
Prognomiq Inc (b)(c)(d)	36,205	2,534
Wugen Inc warrants 8/22/2035 (b)(c)(d)	76,908	131,513
		4,286,409
Life Sciences Tools & Services - 0.0%
Danaher Corp	3,733	768,326
Thermo Fisher Scientific Inc	12,600	6,208,272
		6,976,598
Pharmaceuticals - 2.1%
Adimab LLC (b)(c)(d)(f)	762,787	11,388,410
Adimab LLC (b)(c)(d)(f)	762,787	3,592,727
Atea Pharmaceuticals Inc (c)	131,400	441,504
Bristol-Myers Squibb Co	80,165	3,782,185
Crinetics Pharmaceuticals Inc (c)	149,700	4,639,203
Dragonfly Therapeutics Inc (b)(d)	126,113	4,285,320
Eli Lilly & Co	429,700	314,789,626
Harmony Biosciences Holdings Inc (c)	338,223	12,477,046
Maze Therapeutics Inc	19,100	276,759
Nuvation Bio Inc Class A (c)(e)	3,863,213	11,473,743
Ocular Therapeutix Inc (c)(e)	2,037,220	24,874,456
Optinose Inc (b)	103,948	1
Optinose Inc warrants 11/23/2027 (b)(c)	206,400	2
Pfizer Inc	11,300	279,788
Rapport Therapeutics Inc (c)	405,453	7,148,136
Roche Holding AG rights (b)(c)	858,559	1,390,866
Sienna Biopharmaceuticals Inc (b)(c)	589,618	6
Skyhawk Therapeutics Inc (b)(c)(d)	126,063	1,614,867
		402,454,645
TOTAL HEALTH CARE		1,518,330,569

Industrials - 3.3%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(d)	1,799	73,543
Anduril Industries Inc Class C (b)(d)	1	41
Boeing Co (c)	111,986	26,280,874
GE Aerospace	153,700	42,298,240
Lockheed Martin Corp	2,060	938,598
Space Exploration Technologies Corp (b)(c)(d)	714,271	151,425,452
		221,016,748
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	14,184	1,240,249
Construction & Engineering - 0.1%
Comfort Systems USA Inc	5,600	3,938,928
Fluor Corp (c)	97,500	3,999,450
Quanta Services Inc	30,700	11,603,372
WillScot Holdings Corp	11,800	286,032
		19,827,782
Electrical Equipment - 0.4%
Eaton Corp PLC	91,644	31,996,586
Emerson Electric Co	34,949	4,613,268
GE Vernova Inc	65,550	40,180,184
Vertiv Holdings Co Class A	72,300	9,221,865
		86,011,903
Ground Transportation - 0.6%
Avis Budget Group Inc (c)(e)	87,500	13,845,125
Lyft Inc Class A (c)	94,600	1,534,412
Uber Technologies Inc (c)	809,704	75,909,750
Union Pacific Corp (e)	69,661	15,574,110
		106,863,397
Industrial Conglomerates - 0.1%
3M Co	42,180	6,560,255
Honeywell International Inc	54,083	11,871,219
		18,431,474
Machinery - 0.3%
Caterpillar Inc	57,760	24,203,751
Deere & Co	47,252	22,616,697
Illinois Tool Works Inc	28,853	7,635,946
		54,456,394
Passenger Airlines - 0.6%
Alaska Air Group Inc (c)	155,700	9,774,846
Delta Air Lines Inc	484,290	29,919,436
JetBlue Airways Corp (c)(e)	124,214	664,545
Southwest Airlines Co (e)	315,837	10,391,037
United Airlines Holdings Inc (c)	625,825	65,711,625
Wheels Up Experience Inc Class A rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(c)	23,018	0
		116,461,489
Professional Services - 0.0%
Paylocity Holding Corp (c)	11,897	2,132,299
TOTAL INDUSTRIALS		626,441,735

Information Technology - 48.9%
Communications Equipment - 1.1%
Arista Networks Inc	249,028	34,004,773
Ciena Corp (c)	1,671,692	157,088,898
Lumentum Holdings Inc (c)	160,600	21,329,286
		212,422,957
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (c)	423,890	38,349,328
Corning Inc (e)	408,900	27,408,567
Zebra Technologies Corp Class A (c)	10,800	3,424,572
		69,182,467
IT Services - 1.2%
Akamai Technologies Inc (c)	4,500	356,084
Cloudflare Inc Class A (c)	653,581	136,408,891
CoreWeave Inc Class A (c)	534,740	55,099,610
CoreWeave Inc Class A (b)	43,862	4,519,540
CoreWeave Inc Class A (h)	38,380	3,954,675
IBM Corporation	19,795	4,819,885
Kyndryl Holdings Inc (c)	110,100	3,500,079
MongoDB Inc Class A (c)	10,841	3,421,528
Okta Inc Class A (c)	89,781	8,328,983
Snowflake Inc (c)	42,625	10,172,883
Twilio Inc Class A (c)	10,800	1,140,588
X.Ai Holdings Corp Class A (b)(d)	117,020	4,278,251
		236,000,997
Semiconductors & Semiconductor Equipment - 22.2%
Advanced Micro Devices Inc (c)	176,936	28,775,102
Applied Materials Inc	82,485	13,260,289
ARM Holdings PLC ADR (c)	9,000	1,244,790
Astera Labs Inc (c)	776,512	141,480,486
Broadcom Inc	1,137,450	338,266,256
First Solar Inc (c)	15,150	2,957,129
GlobalFoundries Inc (c)	199,200	6,651,288
Impinj Inc (c)	177,409	33,258,865
KLA Corp	39,486	34,431,792
Lam Research Corp	120,000	12,018,000
Marvell Technology Inc	644,841	40,537,929
Micron Technology Inc	18,431	2,193,473
Monolithic Power Systems Inc	16,400	13,706,464
NVIDIA Corp	19,548,900	3,405,027,403
ON Semiconductor Corp (c)	193,000	9,570,870
QUALCOMM Inc	110,809	17,810,331
Silicon Laboratories Inc (c)	466,018	62,609,518
SiTime Corp (c)	226,035	54,625,878
Teradyne Inc	100,550	11,889,032
Texas Instruments Inc	65,194	13,200,481
		4,243,515,376
Software - 14.3%
Adobe Inc (c)	51,812	18,481,340
Appfolio Inc Class A (c)	4,600	1,275,948
AppLovin Corp Class A (c)	360,300	172,435,977
Asapp Inc warrants 8/28/2028 (b)(c)(d)	250,984	238,435
Atlassian Corp Class A (c)	4,126	733,520
Autodesk Inc (c)	58,542	18,423,167
Celestial AI Inc (b)(d)	10,863	198,358
Circle Internet Group Inc (g)	128,721	16,988,598
Confluent Inc Class A (c)	24,600	488,556
Crowdstrike Holdings Inc Class A (c)	85,133	36,070,852
Datadog Inc Class A (c)	90,880	12,421,478
Docusign Inc (c)	8,100	620,946
Elastic NV (c)	54,994	4,677,790
Figma Inc (g)	84,629	5,947,726
HubSpot Inc (c)	22,967	11,096,965
Intuit Inc	67,794	45,218,598
Microsoft Corp	3,311,966	1,678,140,054
Monday.com Ltd (c)	6,200	1,196,600
Nutanix Inc Class A (c)	3,580,541	240,648,161
OpenAI Global LLC rights (b)(c)(d)	2,553,100	3,497,747
Oracle Corp	1,029,304	232,756,514
Palantir Technologies Inc Class A (c)	104,300	16,344,853
Palo Alto Networks Inc (c)	25,500	4,858,260
Rubrik Inc Class A (c)(e)	128,400	11,478,960
Salesforce Inc	49,149	12,594,431
SentinelOne Inc Class A (c)	21,800	411,148
Servicenow Inc (c)	91,150	83,626,479
Strategy Inc Class A (c)	55,400	18,526,314
Stripe Inc Class B (b)(c)(d)	43,500	1,544,250
Synopsys Inc (c)	6,600	3,983,232
Workday Inc Class A (c)	37,832	8,732,382
Zoom Communications Inc Class A (c)	402,803	32,796,220
Zscaler Inc (c)	130,865	36,256,148
		2,732,710,007
Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc	6,134,628	1,424,092,544
Pure Storage Inc Class A (c)	4,380,897	340,001,416
Sandisk Corp/DE	1,665,042	87,364,754
Western Digital Corp	98,900	7,945,626
		1,859,404,340
TOTAL INFORMATION TECHNOLOGY		9,353,236,144

Materials - 0.3%
Chemicals - 0.1%
Albemarle Corp (e)	4,200	356,664
Corteva Inc	140,200	10,401,438
Farmers Business Network Inc (b)(c)	21,002	38,014
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	468,740	843,732
Mosaic Co/The	120,600	4,028,040
		15,667,888
Construction Materials - 0.0%
James Hardie Industries PLC (c)	113,973	2,294,276
Containers & Packaging - 0.0%
Smurfit WestRock PLC	124,400	5,891,584
Metals & Mining - 0.2%
Freeport-McMoRan Inc	857,300	38,064,120
TOTAL MATERIALS		61,917,868

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	35,400	5,957,112
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	68,800	11,153,856
Zillow Group Inc Class C (c)	202,500	17,072,775
		28,226,631
Specialized REITs - 0.1%
American Tower Corp	52,398	10,681,332
Equinix Inc	3,100	2,437,189
		13,118,521
TOTAL REAL ESTATE		47,302,264

TOTAL UNITED STATES		17,928,625,665
TOTAL COMMON STOCKS (Cost $6,194,870,487)		18,666,472,062

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	857,900	3,211,635
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	25,455	95,293
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	1,608,501	2,404,226
		5,711,154
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(j)	343,200	397,048
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	553,346	652,229
Health Care Technology - 0.0%
Wugen Inc 0% (b)(d)(k)	408,689	488,302
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	397,271	507,593
TOTAL HEALTH CARE		1,648,124

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	12,651	8,942
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,103,294	1,254,776
TOTAL INFORMATION TECHNOLOGY		1,263,718

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	539,051	596,837
TOTAL UNITED STATES		9,616,881
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,027,701)		9,616,881

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	924	1,521,033
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	168	276,552

TOTAL AUSTRALIA		1,797,585
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	9,503	2,597,618
AgomAb Therapeutics SA Series D (b)(d)	1,999	563,306

TOTAL BELGIUM		3,160,924
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	129,534	1,430,055
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	24,600	1,358,658
TOTAL CANADA		2,788,713
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	84,766	21,458,513
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	13,569	3,027,243
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(d)	225,686	10,092,678
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	4	139
DNA Script SAS Series C (b)(c)(d)	2,060	474,721

TOTAL FRANCE		474,860
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	2,702,940	3,892,234
Meesho Series E (b)(d)	450,240	648,346
Meesho Series E-1 (b)(d)	273,960	394,502
Meesho Series F (b)(d)	4,238,019	6,102,747

TOTAL INDIA		11,037,829
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	1,613,647	1,194,099
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	134,000	1,058,600
Element Labs Inc Series B (b)(d)	145,400	1,276,612
		2,335,212
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	167,386	215,927
Xsight Labs Ltd Series F (b)(d)	218,894	925,922
		1,141,849
TOTAL ISRAEL		4,671,160
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	760,965	1,537,149
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	5,678,726	462,248
Rad Power Bikes Inc Series A (b)(c)(d)	32,487	1,624
Rad Power Bikes Inc Series C (b)(c)(d)	127,831	11,505
Rad Power Bikes Inc Series D (b)(c)(d)	215,900	30,226
Waymo LLC Series A2 (b)(c)(d)	10,731	783,686
Waymo LLC Series C2 (b)(d)	6,310	535,908
		1,825,197
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	347,087
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	190,858	568,757
Freenome Holdings Inc Series D (b)(c)(d)	91,538	296,583
Laronde Inc Series B (b)(c)(d)	66,432	1,770,413
		2,635,753
TOTAL CONSUMER DISCRETIONARY		4,808,037

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	26,833	998,993
GoBrands Inc Series H (b)(c)(d)	21,372	1,021,154
		2,020,147
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	338,565	3
AgBiome LLC Series D (b)(c)(d)	126,371	1,264
		1,267
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	6,648	10,238
TOTAL CONSUMER STAPLES		2,031,652

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	100,800	1,328,544
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	198,234	2,523,520
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	115,792	1,491,401
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	68,366	948,236
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	238,444	3,080,697
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	44,427	546,452
Saluda Medical Inc Series D (b)(c)(d)	109,988	595,035
Saluda Medical Inc Series E (b)(c)(d)	246,641	989,030
Saluda Medical Inc Series E-1 (b)(d)	42,508	329,437
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	40,678	2,929,630
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	41,795	3,196,064
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	11,638	857,603
		18,815,649
Health Care - 0.4%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(c)(d)	122,084	3,054,542
Altos Labs Inc Series C (b)(c)(d)	26,465	662,154
Ankyra Therapeutics Series B (b)(c)(d)	257,347	1,199,237
Asimov Inc Series B (b)(c)(d)	15,783	422,353
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	239,403	366,286
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	613,036	674,340
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	292,510	1,313,370
Castle Creek Biosciences Inc Series B (b)(c)(d)	4,910	965,405
Castle Creek Biosciences Inc Series C (b)(c)(d)	2,570	602,228
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,460	934,370
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,412	262,067
CELLANOME Inc Series B (b)(c)(d)	274,637	1,809,858
City Therapeutics Inc Series A (b)(c)(d)	196,252	1,854,581
Cleerly Inc Series C (b)(c)(d)	272,438	3,081,274
Element Biosciences Inc Series B (b)(c)(d)	250,956	1,309,990
Element Biosciences Inc Series C (b)(c)(d)	101,911	776,562
Element Biosciences Inc Series D (b)(c)(d)	52,404	282,981
Element Biosciences Inc Series D1 (b)(c)(d)	52,404	282,982
ElevateBio LLC Series C (b)(c)(d)	332,500	694,925
Generate Biomedicines Inc Series B (b)(c)(d)	157,390	1,821,003
Generate Biomedicines Inc Series C (b)(c)(d)	240,013	2,776,951
Genesis Therapeutics Inc Series D (b)(c)(d)	402,516	2,169,561
Intarcia Therapeutics Inc Series EE (b)(c)(d)	116,544	1
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,780,790	2,101,332
National Resilience Inc Series B (b)(c)(d)	251,448	1,775,223
National Resilience Inc Series C (b)(c)(d)	44,850	548,964
Neurona Therapeutics Inc Series F (b)(d)	887,600	1,828,456
Odyssey Therapeutics Inc Series B (b)(c)(d)	468,023	514,825
Odyssey Therapeutics Inc Series C (b)(c)(d)	215,628	235,035
Odyssey Therapeutics Inc Series D (b)(d)	1,501,065	1,846,310
Parabilis Medicines Inc Series D (b)(c)(d)	247,595	1,408,816
Parabilis Medicines Inc Series E (b)(c)(d)	114,541	712,445
Saliogen Therapeutics Inc Series B (b)(c)(d)	8,766	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	481,325	1,222,566
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	256,702	747,002
T-Knife Therapeutics Inc Series B (b)(c)(d)	199,356	137,556
Treeline Biosciences Series A (b)(c)(d)	289,700	1,726,612
Treeline Biosciences Series A1 (b)(c)(d)	143,637	886,240
Triveni Bio Inc Series B (b)(d)	1,221,168	1,160,110
		44,168,513
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	197,068	7,171,305
Blink Health LLC Series C1 (b)(c)(d)	84,687	3,081,760
Blink Health LLC Series D (b)(c)(d)	63,464	2,309,454
Kardium Inc/Us Series D-6 (b)	1,587,513	1,460,512
Kardium Inc/Us Series D-6 (b)(d)	1,136,853	1,296,012
Kardium Inc/Us Series D-7 (b)	2,289,616	1,305,081
Kardium Inc/Us Series D-7 (b)(d)	501,124	285,641
Kardium Inc/Us Series D-7 (b)	104,260	60,471
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	53,171	1,791,331
		18,761,567
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	240,750	1,059,300
Conformal Medical Inc Series D (b)(c)(d)	93,714	477,004
		1,536,304
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	22,992	840,818
Aledade Inc Series E1 (b)(c)(d)	17,916	655,188
Candid Therapeutics Series B (b)(c)(d)	922,295	913,071
Wugen Inc Series B (b)(c)(d)	96,718	148,946
Wugen Inc Series C (b)(d)	1,057,900	1,819,588
		4,377,611
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	1,018,908	733,614
Galvanize Therapeutics Series C-1 (b)(d)	1,322,903	582,077
Kartos Therapeutics Inc Series C (b)(c)(d)	314,398	1,785,781
Kartos Therapeutics Inc Series D (b)(d)	105,952	601,807
Mirador Therapeutics Inc Series A (b)(c)(d)	694,131	2,248,984
Mirador Therapeutics Inc Series B (b)(d)	1,229,919	4,058,733
		10,010,996
TOTAL HEALTH CARE		78,854,991

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(c)(d)	67,505	2,759,604
Anduril Industries Inc Series G (b)(d)	16,600	678,608
Space Exploration Technologies Corp Series G (b)(c)(d)	53,937	114,346,441
		117,784,653
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	44,809	1,852,852
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	10,986	1,257,567
Beta Technologies Inc Series B, 6% (b)(c)(d)	17,147	2,380,518
Beta Technologies Inc Series C, 6% (b)(d)	13,007	1,550,955
		5,189,040
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	289,000	2,320,670
TOTAL INDUSTRIALS		127,147,215

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	814,561	228,077
Menlo Microsystems Inc Series C (b)(c)(d)	959,784	527,881
Vast Data Ltd Series A (b)(c)(d)	87,399	1,969,099
Vast Data Ltd Series A1 (b)(c)(d)	215,119	4,846,631
Vast Data Ltd Series A2 (b)(c)(d)	247,456	5,575,184
Vast Data Ltd Series B (b)(c)(d)	196,904	4,436,247
Vast Data Ltd Series C (b)(c)(d)	5,740	129,322
Vast Data Ltd Series E (b)(c)(d)	188,154	4,239,110
		21,951,551
IT Services - 0.2%
X.Ai Holdings Corp Series B (b)(d)	567,127	20,734,163
X.Ai Holdings Corp Series C (b)(d)	574,200	20,992,752
		41,726,915
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,548	1,151,845
Alif Semiconductor Series D (b)(d)	67,900	1,912,064
Danger Devices Inc Series B (b)(d)	984,000	895,439
Retym Inc Series C (b)(c)(d)	202,413	2,111,168
Retym Inc Series D (b)(d)	50,214	552,354
SiMa Technologies Inc Series B (b)(c)(d)	338,113	2,147,018
SiMa Technologies Inc Series B1 (b)(c)(d)	22,648	168,274
		8,938,162
Software - 0.3%
Anthropic PBC Series D (b)(c)(d)	65,931	9,763,063
Anthropic PBC Series E (b)(d)	11,600	1,635,252
Anthropic PBC Series F (b)(d)	17,900	2,523,363
Asapp Inc Series D (b)(c)(d)	437,448	551,184
Celestial AI Inc Series A (b)(d)	69,265	1,264,780
Celestial AI Inc Series B (b)(d)	52,121	951,729
Celestial AI Inc Series C1 (b)(d)	208,786	3,812,433
Crusoe Energy Systems LLC Series D (b)(d)	66,580	4,972,194
Databricks Inc Series G (b)(c)(d)	53,226	7,610,786
Databricks Inc Series H (b)(c)(d)	56,454	8,072,358
Databricks Inc Series J (b)(d)	21,183	3,028,957
Dataminr Inc Series D, 8% (b)(c)(d)	442,241	4,422,410
Evozyne Inc Series A (b)(c)(d)	101,400	1,605,162
Evozyne Inc Series B (b)(c)(d)	63,838	1,051,412
Lyte Ai Inc Series B (b)(c)(d)	178,058	2,017,397
Skyryse Inc Series B (b)(c)(d)	117,170	3,083,914
Stripe Inc Series H (b)(c)(d)	19,200	681,600
		57,047,994
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	121,541	5,733,089
Lightmatter Inc Series C2 (b)(c)(d)	19,091	932,404
Lightmatter Inc Series D (b)(d)	112,461	7,334,707
		14,000,200
TOTAL INFORMATION TECHNOLOGY		143,664,822

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	15,988	28,938
Manus Bio Inc Series One-5 (b)(d)	134,553	446,716
Manus Bio Inc Series One-6 (b)(d)	187,183	621,448
		1,097,102
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	355,446	9,376,665
TOTAL MATERIALS		10,473,767

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	16,253	473,125
Redwood Materials Series D (b)(c)(d)	6,752	196,550
		669,675
TOTAL UNITED STATES		386,465,808
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $315,678,760)		446,512,462

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	13,511	2,752,866
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	219,824	219,824
TOTAL HEALTH CARE		2,972,690

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,760,543)		2,972,690

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	181,375	109,615
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(l)	614,446	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	45,268	24,573
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	368,362	445,263
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	387,500	402,227
		847,490
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	177,030	234,104
TOTAL INFORMATION TECHNOLOGY		1,106,167

TOTAL UNITED STATES		1,215,782
TOTAL PREFERRED SECURITIES (Cost $1,773,981)		1,215,782

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.36	33,213,885	33,220,528
Fidelity Securities Lending Cash Central Fund (m)(n)	4.36	278,230,171	278,257,994
TOTAL MONEY MARKET FUNDS (Cost $311,478,522)			311,478,522

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,834,589,994)	19,438,268,399
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(274,357,036)
NET ASSETS - 100.0%	19,163,911,363

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $682,322,587 or 3.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $37,084,211 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,954,675 or 0.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Non-income producing - Security is in default.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,502,522.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	8,796,986

Adimab LLC	9/17/2014 - 6/5/2015	2,958,047

AgBiome LLC Series C	6/29/2018	2,144,369

AgBiome LLC Series D	9/3/2021	704,351

AgomAb Therapeutics SA Series C	10/3/2023	2,074,942

AgomAb Therapeutics SA Series D	10/22/2024	517,402

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	1,286,289

Aledade Inc Series B1	5/7/2021	880,380

Aledade Inc Series E1	5/20/2022	892,475

Alif Semiconductor Series C	3/8/2022	883,961

Alif Semiconductor Series D	4/11/2025	1,834,461

Altos Labs Inc Series B	7/22/2022	2,337,713

Altos Labs Inc Series C	3/15/2024	662,218

Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	1,467,330

Anduril Industries Inc Series G	4/17/2025	678,654

Ankyra Therapeutics Series B	8/26/2021	1,449,327

Ant International Co Ltd Class C	5/16/2018	2,173,202

Anthropic PBC Series D	5/31/2024	1,978,227

Anthropic PBC Series E	2/14/2025	650,603

Anthropic PBC Series F	8/18/2025	2,523,320

Asapp Inc Series D	8/29/2023	1,689,205

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,462,779

Beauty Health Co/The	12/8/2020	5,538,280

Beta Technologies Inc Series A	4/9/2021	804,944

Beta Technologies Inc Series B, 6%	4/4/2022	1,769,057

Beta Technologies Inc Series C, 6%	10/24/2024	1,488,911

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	910,758

Blink Health LLC Series C	11/7/2019 - 7/14/2021	7,523,269

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	3,290,001

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,665,488

Bolt Technology OU Series E	1/3/2022	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/2021	935,108

Bright Peak Therapeutics Inc. Series C	5/7/2024	694,876

ByteDance Ltd Series E1	11/18/2020	9,288,165

Candid Therapeutics Series B	8/27/2024	1,106,753

Canva Australia Holdings Pty Ltd Class A	3/18/2024	1,160,527

Canva Australia Holdings Pty Ltd Series A	9/22/2023	985,595

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	179,198

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,432,597

Castle Creek Biosciences Inc Series A4	9/29/2016	4,471,547

Castle Creek Biosciences Inc Series B	10/9/2018	2,022,184

Castle Creek Biosciences Inc Series C	12/9/2019	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/2022	959,034

Castle Creek Biosciences Inc Series D2	6/28/2021	242,099

Celestial AI Inc	2/25/2025	160,943

Celestial AI Inc Series A	2/25/2025	1,026,209

Celestial AI Inc Series B	2/25/2025	772,209

Celestial AI Inc Series C1	2/25/2025	3,639,182

CELLANOME Inc Series B	1/8/2024	2,057,031

City Therapeutics Inc Series A	4/17/2024	1,968,309

Cleerly Inc Series C	7/8/2022	3,209,483

Conformal Medical Inc Series C	7/24/2020	882,846

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	476,035

Crescent Biopharma Inc	10/28/2024	915,113

Crusoe Energy Systems LLC Series D	12/10/2024	1,942,261

Danger Devices Inc Series B	3/5/2025	886,092

Databricks Inc Series G	2/1/2021	3,146,861

Databricks Inc Series H	8/31/2021	4,148,473

Databricks Inc Series J	12/17/2024	1,959,428

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	5,638,573

Deep Genomics Inc Series C	7/21/2021	1,878,398

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	8,530,704

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	68,063

DNA Script SAS	12/17/2021	259,441

DNA Script SAS Series B	12/17/2021	3,203

DNA Script SAS Series C	10/1/2021	1,791,891

Dragonfly Therapeutics Inc	12/19/2019	3,336,950

Element Biosciences Inc Series B	12/13/2019	1,315,160

Element Biosciences Inc Series C	6/21/2021	2,094,954

Element Biosciences Inc Series D	6/28/2024	411,020

Element Biosciences Inc Series D1	6/28/2024	411,020

Element Labs Inc Series A	2/11/2025	494,272

Element Labs Inc Series B	6/27/2025	1,276,452

ElevateBio LLC Series C	3/9/2021	1,394,838

Empower Semiconductor Inc Series D	6/27/2025	2,319,456

Enevate Corp 10% 5/12/2199	11/12/2024	12,651

Enevate Corp 6%	11/2/2023 - 10/31/2024	45,268

Enevate Corp Series E	1/29/2021	903,091

Epic Games Inc	7/13/2020 - 7/30/2020	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2025	1,103,294

Evozyne Inc Series A	4/9/2021	2,278,458

Evozyne Inc Series B	9/14/2023	988,851

Fanatics Inc Class A	8/13/2020 - 10/24/2022	6,002,415

Faraday Pharmaceuticals Inc Series B	12/30/2019	288,996

Farmers Business Network Inc 15% 9/28/2025	9/29/2023 - 9/25/2024	539,051

Farmers Business Network Inc Series G	9/15/2021	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	1,262,201

Freenome Holdings Inc Series D	11/22/2021	690,407

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	507,593

Galvanize Therapeutics Series B	3/29/2022	1,764,020

Galvanize Therapeutics Series C-1	7/7/2025	582,077

Generate Biomedicines Inc Series B	11/2/2021	1,865,072

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	2,844,154

Genesis Therapeutics Inc Series D	8/10/2023	2,055,891

GoBrands Inc Series G	3/2/2021	6,700,664

GoBrands Inc Series H	7/22/2021	8,302,821

InSightec Ltd Series G	6/17/2024	1,432,596

Intarcia Therapeutics Inc 6%	2/26/2019	614,446

Intarcia Therapeutics Inc Series EE	9/2/2016	6,992,641

JUUL Labs Inc Class A	7/6/2018 - 2/23/2024	2,478,548

JUUL Labs Inc Series E	7/6/2018	196,006

Kardium Inc/Us 10% 12/31/2026	8/2/2024	621,368

Kardium Inc/Us Series D-6	12/30/2020	1,154,861

Kardium Inc/Us Series D-7	8/6/2024	243,261

Kartos Therapeutics Inc Series C	8/22/2023	1,777,292

Kartos Therapeutics Inc Series D	2/26/2025	598,947

Korro Bio Inc	7/14/2023	959,092

Laronde Inc Series B	8/13/2021	1,860,096

LifeMine Therapeutics Inc Series C	2/15/2022	3,626,739

Lightmatter Inc Series C1	5/19/2023	2,000,176

Lightmatter Inc Series C2	12/18/2023	496,400

Lightmatter Inc Series D	10/11/2024	9,022,803

Lyte Ai Inc Series B	8/13/2024	2,258,862

Manus Bio Inc Series One-5	11/13/2020	1,411,367

Manus Bio Inc Series One-6	3/30/2021	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Meesho Series D-2	7/15/2024	2,522,744

Meesho Series E	7/15/2024	420,224

Meesho Series E-1	4/18/2024	255,696

Meesho Series F	9/21/2021 - 7/15/2024	5,179,069

Menlo Microsystems Inc Series C	2/9/2022	1,272,194

Mirador Therapeutics Inc Series A	3/19/2024	2,082,393

Mirador Therapeutics Inc Series B	7/31/2025	4,058,733

National Resilience Inc Series B	12/1/2020	3,434,780

National Resilience Inc Series C	6/28/2021	1,991,788

Neurona Therapeutics Inc Series F	3/28/2025	1,828,456

Neutron Holdings Inc	2/4/2021	4,383

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	25,455

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	1,608,501

Neutron Holdings Inc Series 1D	1/25/2019	1,377,091

Odyssey Therapeutics Inc Series B	9/30/2022	2,955,958

Odyssey Therapeutics Inc Series C	10/25/2023	1,078,140

Odyssey Therapeutics Inc Series D	6/16/2025	2,259,058

OpenAI Global LLC rights	8/4/2025	2,553,100

Oura Health Oy Series D	12/18/2024	5,797,873

Parabilis Medicines Inc Series D	11/17/2022	2,664,890

Parabilis Medicines Inc Series E	2/29/2024	713,373

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,238,974

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	945,502

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,582,349

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	382,943

Prognomiq Inc	8/20/2020 - 2/16/2022	708,069

Quell Therapeutics Ltd Series B	11/24/2021	1,438,224

Rad Power Bikes Inc	1/21/2021	1,202,019

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	181,375

Rad Power Bikes Inc Series A	1/21/2021	156,712

Rad Power Bikes Inc Series C	1/21/2021	616,636

Rad Power Bikes Inc Series D	9/17/2021	2,069,143

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	770,449

Redwood Materials Series D	6/2/2023	322,312

Retym Inc Series C	5/17/2023 - 6/20/2023	1,575,137

Retym Inc Series D	1/29/2025	531,616

Revolut Group Holdings Ltd	12/27/2024	1,589,938

Saliogen Therapeutics Inc Series B	12/10/2021	928,004

Saluda Medical Inc 0%	1/3/2025	343,199

Saluda Medical Inc Series D	1/20/2022	1,402,995

Saluda Medical Inc Series E	4/6/2023	1,991,330

Saluda Medical Inc Series E-1	4/6/2023	343,201

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	173,820

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights 3/5/2040	3/5/2025	289,699

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	368,362

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	387,500

SiMa Technologies Inc Series B	5/10/2021	1,733,641

SiMa Technologies Inc Series B1	4/25/2022	160,594

Skyhawk Therapeutics Inc	5/21/2021	2,069,954

Skyryse Inc 0% 2/5/2027	8/13/2024	177,030

Skyryse Inc Series B	10/21/2021	2,891,752

Sonoma Biotherapeutics Inc Series B	7/26/2021	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/2021	760,993

Space Exploration Technologies Corp	10/16/2015	6,357,012

Space Exploration Technologies Corp Series G	1/20/2015	4,177,960

Stripe Inc Class B	5/18/2021	1,745,585

Stripe Inc Series H	3/15/2021	770,400

T-Knife Therapeutics Inc Series B	6/30/2021	1,150,045

Taalas Inc Series B	2/19/2025	1,350,870

Tenstorrent Holdings Inc Series C1	4/23/2021	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,294,552

Tenstorrent Holdings Inc Series D2	7/17/2024	884,255

Tory Burch LLC Class A	5/14/2015	17,612,190

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,267,627

Treeline Biosciences Series A1	10/27/2022	1,236,757

Triveni Bio Inc Series B	9/19/2024	1,277,830

Vast Data Ltd Series A	11/28/2023	961,389

Vast Data Ltd Series A1	11/28/2023	2,366,309

Vast Data Ltd Series A2	11/28/2023	2,722,016

Vast Data Ltd Series B	11/28/2023	2,165,944

Vast Data Ltd Series C	11/28/2023	63,140

Vast Data Ltd Series E	11/28/2023	4,139,388

Waymo LLC Series A2	5/8/2020	921,441

Waymo LLC Series C2	10/18/2024	493,450

Wugen Inc 0%	6/14/2024	408,689

Wugen Inc Series B	7/9/2021	750,038

Wugen Inc Series C	8/22/2025	1,875,541

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	3,308,311

X.Ai Holdings Corp Series B	5/13/2024	6,788,510

X.Ai Holdings Corp Series C	11/22/2024	12,431,430

Xsight Labs Ltd Series D	2/16/2021	1,338,419

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,013,482

Zipline International Inc Series G	6/7/2024	1,879,571

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	196,606,645	3,094,994,433	3,258,380,550	2,869,685	-	-	33,220,528	33,213,885	0.1%
Fidelity Securities Lending Cash Central Fund	256,455,667	1,236,810,891	1,215,008,564	3,989,555	-	-	278,257,994	278,230,171	1.0%
Total	453,062,312	4,331,805,324	4,473,389,114	6,859,240	-	-	311,478,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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